BORROWINGS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
BORROWINGS
Long-term borrowings from non-banking institutions	$ 33,646	$ 17,677
Average interest rate on long-term borrowings (as a percent)	4.75%	6.32%
Future principal repayment on the long-term borrowings loans
2016	$ 141,038
2017	288,081
2018	211,557
2019	3,696
2020 and thereafter	103,243
Total	747,615
Less: future principal repayment related to long-term borrowings, current portion	(141,038)
Total long-term portion	606,577	$ 134,300
Unsecured
BORROWINGS
Long-term borrowings from non-banking institutions	30,005	15,470
Future principal repayment on the long-term borrowings loans
Total long-term portion	10,124	50,162
Borrowings secured by project assets and solar power systems
BORROWINGS
Long-term borrowings from non-banking institutions	13,745	15,219
Future principal repayment on the long-term borrowings loans
Total long-term portion	162,993	43,749
Borrowings secured by restricted cash
Future principal repayment on the long-term borrowings loans
Total long-term portion		$ 9,700
Borrowings secured by equity
Future principal repayment on the long-term borrowings loans
Total long-term portion	376,383
Borrowings secured by property, plant and equipment
Future principal repayment on the long-term borrowings loans
Total long-term portion	$ 13,327